Nature of business and organization (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of presentation

The unaudited interim consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”) consistent with those applied in, and should be read in conjunction with, the Company’s audited financial statements and related footnotes for the year ended December 31, 2016. The unaudited interim consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position as of September 30, 2017, and its results of operations and cash flows for the interim periods presented and are not necessarily indicative of results for subsequent interim periods or for the full year. The unaudited interim consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements, as allowed by the relevant SEC rules and regulations; however, the Company believes that its disclosures are adequate to ensure that the information presented is not misleading.

Basis of presentation

The consolidated financial statements include the accounts of AquaBounty Technologies, Inc. and its wholly owned subsidiaries, AQUA Bounty Canada Inc.; AquaBounty Panama, S. de R.L.; AquaBounty Farms, Inc.; and AquaBounty Brasil Participacoes Ltda. The entities are collectively referred to herein as the “Company.” All inter-company transactions and balances have been eliminated upon consolidation. Certain balances in the 2015 and 2014 Financial Statements have been reclassified to conform with the presentation of the 2016 Financial Statements.

On January 5, 2017, the Company implemented a 1-for-30 reverse share split of its outstanding common shares. All share balances in the Financial Statements and accompanying notes have been restated to reflect this change.

Liquidity and Management's Plan

Liquidity and Management’s Plan

At September 30, 2017, the Company’s cash balance totaled $4.7 million. Management has evaluated the Company’s cash resources in view of its planned spending for ongoing operations, capital expenditures, and working capital for the next twelve months and has determined that its current funds will be used by the end of December 2017. However, management believes that the Company can continue as a going concern. Management’s assessment is based on its belief that the Company will be able to raise additional equity or debt to fund its requirements. Additionally, management could slow down spending to conserve the Company’s cash if there is a delay in obtaining new funding. Therefore, the accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Liquidity and Management’s Plan

The Company has adopted Accounting Standards Update 2014-15 “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (Note 16). The core principle of the guidance is that an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued. In accordance with the guidance, management has performed an analysis and determined that there is no substantial doubt that the Company has sufficient funds to continue as a going concern. Therefore, the accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has experienced net losses and negative cash flows from operations since its inception and has cumulative losses attributable to common stockholders of $99.3 million as of December 31, 2016. The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments and will continue to do so until such time that the Company is able to achieve positive cash flows from operations.

The Company continues to actively pursue various funding options, including equity offerings, to obtain additional funds to continue the development of its products and bring them to commercial markets. Management continues to assess fundraising opportunities to ensure minimal dilution to its existing shareholder base and to obtain the best price for its securities. In January 2017, the Company completed an equity subscription with Intrexon resulting in net proceeds of $25 million (Note 17).

Use of estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Comprehensive loss

Comprehensive loss

The Company displays comprehensive loss and its components as part of its consolidated financial statements. Comprehensive loss consists of net loss and other comprehensive income (loss). Other comprehensive income (loss) includes foreign currency translation adjustments.

Foreign currency translation

Foreign currency translation

The functional currency of the Parent is the US Dollar. The functional currency of the Canadian Subsidiary is the Canadian Dollar (C$) and the functional currency of the Panama, US, and Brazil Subsidiaries is the US Dollar. For the Canadian Subsidiary, assets and liabilities are translated at the exchange rates in effect at the balance sheet date, equity accounts are translated at the historical exchange rate, and the income statement accounts are translated at the average rate for each period during the year. Net translation gains or losses are adjusted directly to a separate component of other comprehensive income (loss) within stockholders’ equity (deficit).

Cash equivalents

Cash equivalents

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash equivalents consist primarily of business savings accounts.

Certificate of deposit		Certificate of deposit The Company has a six-month certificate of deposit at December 31, 2016 and 2015, that currently bears interest at 0.45%. It is renewable semi-annually in January and July.
Intangible assets

Intangible assets

Definite-lived intangible assets include patents and licenses. Patent costs consist primarily of legal and filing fees incurred to file patents on proprietary technology developed by the Company. Patent costs are amortized on a straight-line basis over 20 years beginning with the filing date of the applicable patent. License fees are capitalized and expensed over the term of the licensing agreement. Indefinite-lived intangible assets include trademark costs, which are capitalized with no amortization as they have an indefinite life.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are carried at cost, except for those owned by the Canadian Subsidiary, which records such assets net of any related Canadian government grants received. The Company depreciates all asset classes over their estimated useful lives, as follows:

Building	25 years

Equipment	7 - 10 years

Office furniture and equipment	3 years

Leasehold improvements	shorter of asset life or lease term

Vehicles	3 years

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews the carrying value of its long-lived tangible assets and definite-lived intangible assets on an annual basis or more frequently if facts and circumstances suggest that they may be impaired. The carrying values of such assets are considered impaired when the anticipated identifiable undiscounted cash flows from such assets are less than their carrying values. An impairment loss, if any, is recognized in the amount of the difference between the carrying amount and fair value. Indefinite-lived intangible assets are subject to impairment testing annually or more frequently if impairment indicators arise. The Company’s impairment testing utilizes a discounted cash flow analysis that requires significant management judgment with respect to revenue and expense growth rates, changes in working capital, and the selection and use of the appropriate discount rate. An impairment loss is recognized in the amount of the difference between the carrying amount and fair value.

Income taxes

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. A valuation allowance is established to reduce net deferred tax assets to the amount expected to be realized. The Company follows accounting guidance regarding the recognition, measurement, presentation, and disclosure of uncertain tax positions in the financial statements. Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be upheld under regulatory review. The resulting tax impact of these tax positions is recognized in the financial statements based on the results of this evaluation. The Company did not recognize any tax liabilities associated with uncertain tax positions, nor has it recognized any interest or penalties related to unrecognized tax positions. Generally, the Company is no longer subject to federal and state tax examinations by tax authorities for years before 2013.

Net loss per share

Net loss per share

Basic and diluted net loss per share available to common stockholders has been calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Basic net loss is based solely on the number of common shares outstanding during the year. Fully diluted net loss per share includes the number of shares of common stock issuable upon the exercise of warrants and options with an exercise price less than the fair value of the common stock. Since the Company is reporting a net loss for all periods presented, all potential common shares are considered anti-dilutive and are excluded from the calculation of diluted net loss per share.

Net loss per share

Basic and diluted net loss per share available to common stockholders has been calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Basic net loss is based solely on the number of common shares outstanding during the year. Fully diluted net loss per share includes the number of shares of common stock issuable upon the exercise of warrants and options with an exercise price less than the fair value of the common stock. Since the Company is reporting a net loss for all periods presented, all potential common shares are considered anti-dilutive and are excluded from the calculation of diluted net loss per share.

Share-based compensation

Share-based compensation

The Company measures and recognizes all share-based payment awards, including stock options made to employees and Directors, based on estimated fair values. The fair value of a share-based payment award is estimated on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated statement of operations. The Company uses the Black-Scholes option pricing model (“Black-Scholes”) as its method of valuation. Non-employee stock-based compensation is accounted for using Black-Scholes to determine the fair value of warrants or options awarded to non-employees with the fair value of such issuances expensed over the period of service.

Consolidation

The unaudited interim consolidated financial statements include the accounts of AquaBounty Technologies, Inc. and its wholly owned direct and indirect subsidiaries, AQUA Bounty Canada Inc.; AquaBounty Panama, S. de R.L.; AquaBounty Farms, Inc.; AquaBounty Farms Indiana LLC; and AquaBounty Brasil Participações Ltda. All inter-company transactions and balances have been eliminated upon consolidation.

Accounting Pronouncements

Accounting Pronouncements

The Company has adopted Accounting Standards Update (“ASU”) 2017-01, “Business Combinations: Clarifying the Definition of a Business.” The revised guidance changes the definition of a business to assist entities with evaluating whether a set of transferred assets and activities is a business.

The Company has adopted ASU 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements in Accounting Standard Codification (“ASC”) 605, “Revenue Recognition,” and most industry-specific guidance throughout the ASC. ASU 2014-09 established principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services.

The Company has adopted ASU 2015-11, “Inventory: Simplifying the Measurement of Inventory.” The main provision of the guidance is that an entity should measure inventory at the lower of cost or net realizable value (“NRV”), where NRV is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

The Company has adopted ASU 2016-09, “Compensation – Stock Compensation.” The areas for simplification in this update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.